Term deposits and cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Deposits From Banks [Abstract]
Term deposits and cash and cash equivalents
21.
Term deposits and cash and cash equivalents
(a)
Term deposits

As at December 31, 2023 and 2024, the Group’s term deposits were denominated in RMB and US$.

As at December 31, 2023 and 2024, the carrying amounts of the term deposits with initial terms of over three months approximated their fair value.

(b)
Restricted cash

As at December 31, 2024, restricted cash held at banks of RMB11 million (December 31, 2023: RMB31 million) were mainly denominated in RMB, representing restricted deposits used as security against certain lawsuits.

(c)
Cash and cash equivalents

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Cash at bank	13,567	12,310
Term deposits with initial terms within three months	-	854
	13,567	13,164